ACQUISITION OF NISHIWAKI FAB IN JAPAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 03, 2011	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Consideration paid with cash			$ 40,000
Consideration paid with equity issued to acquire			22,630
Estimated fair value of assets, net			82,097
Nishiwaki Fab [Member]
Business Acquisition [Line Items]
Fair value of consideration	62,630
Consideration paid with cash	40,000
Consideration paid with equity issued to acquire	22,630
Shares issued in consideration of acquisition	1,300
Estimated fair value of assets, net	82,097
Gross gain on acquisition			19,467
Acquisition's net effect on profit			10,078
Tax provisions and other expenses incurred from acquisition			$ 9,389
Percent of ordinary shares issued for consideration to be released every six months		25.00%